Offerings - Offering: 1	Oct. 21, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 238,174,135.58
Fee Rate	0.0087%
Amount of Registration Fee	$ 20,721.15
Offering Note	(1) Estimated for purposes of calculating the amount of the filing fee only. Calculated as the aggregate maximum purchase price for shares of beneficial interest. (2) Calculated at $87.00 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Section 6(b) Filing Fee Rate Advisory for Fiscal Year 2027.